Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock subject to possible redemption	1,422,573	9,831,911	11,572,288
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	1,450,891	1,221,628	927,712
Common stock, shares outstanding	1,450,891	1,221,628	927,712
Class F Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, shares issued	3,125,000	3,125,000	3,125,000
Common stock, shares outstanding	3,125,000	3,125,000	3,125,000